Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Sensitivity to Reasonably Possible Change in Exchange Rates
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the Euro ("EUR") and RMB exchange rate against US$, with all other variables held constant, of the Company’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency	Decrease/ (increase) in loss before tax
	%	US$’000
Year ended December 31, 2022
If US$ strengthens against RMB	5	1,314
If US$ weakens against RMB	(5)	(1,314)
If US$ strengthens against EUR	5	(1,441)
If US$ weakens against EUR	(5)	1,441
Year ended December 31, 2021
If US$ strengthens against RMB	5	1,215
If US$ weakens against RMB	(5)	(1,215)
If US$ strengthens against EUR	5	(3,086)
If US$ weakens against EUR	(5)	3,086
Year ended December 31, 2020
If US$ strengthens against RMB	5	678
If US$ weakens against RMB	(5)	(678)
If US$ strengthens against EUR	5	(817)
If US$ weakens against EUR	(5)	817

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments
The maturity profile of the Company’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2022
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade payables	32,893	—	32,893
Other payables and accruals	10,960	—	10,960
Warrant liability	67,000	—	67,000
Collaboration interest-bearing advanced funding	—	260,932	260,932
Lease liabilities	3,966	23,193	27,159
Total	114,819	284,125	398,944

As at December 31, 2021
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade payables	7,043	—	7,043
Other payables and accruals	16,867	—	16,867
Warrant liability	87,900	—	87,900
Collaboration interest-bearing advanced funding	—	120,462	120,462
Lease liabilities	911	1,708	2,619
Total	112,721	122,170	234,891

Summary of Monitoring Capital Using Gearing Ratio
The Company monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each year were as follows:

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Total liabilities	586,651	353,521
Total assets	1,330,963	1,119,465
Gearing ratio	44%	32%